Share-based payments - Disclosure of range of exercise prices, number of options and weighted average remaining contractual life (Details)	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	5,211,472	6,882,845	8,012,077
Weighted average remaining contractual life of options outstanding	3 years 10 months 9 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 70.21	$ 66.36	$ 64.49
Number of options exercisable (in shares) | shares	4,772,088	5,837,921
Weighted average exercise price of options exercisable (in CAD per share)	$ 67.46	$ 61.02
34.68 to 41.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	550,083
Weighted average remaining contractual life of options outstanding	10 months 24 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 38.36
Number of options exercisable (in shares) | shares	550,083
Weighted average exercise price of options exercisable (in CAD per share)	$ 38.36
34.68 to 41.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	34.68
34.68 to 41.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 41.63
47.36 to 52.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	590,495
Weighted average remaining contractual life of options outstanding	1 year 11 months 23 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 48.39
Number of options exercisable (in shares) | shares	590,495
Weighted average exercise price of options exercisable (in CAD per share)	$ 48.39
47.36 to 52.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	47.36
47.36 to 52.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 52.63
55.51 to 63.23
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,052,950
Weighted average remaining contractual life of options outstanding	3 years 2 months 19 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 63.19
Number of options exercisable (in shares) | shares	2,052,950
Weighted average exercise price of options exercisable (in CAD per share)	$ 63.19
55.51 to 63.23 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	55.51
55.51 to 63.23 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 63.23
67.04 to 85.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,078,428
Weighted average remaining contractual life of options outstanding	4 years 11 months 8 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 84.51
Number of options exercisable (in shares) | shares	1,078,428
Weighted average exercise price of options exercisable (in CAD per share)	$ 84.51
67.04 to 85.62 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	67.04
67.04 to 85.62 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 85.62
97.84 to 115.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	939,516
Weighted average remaining contractual life of options outstanding	6 years 11 months 4 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 101.51
Number of options exercisable (in shares) | shares	500,132
Weighted average exercise price of options exercisable (in CAD per share)	$ 102.73
97.84 to 115.01 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	97.84
97.84 to 115.01 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 115.01